SHORT-TERM DEBT AND LONG-TERM DEBT - Amortization schedules (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt	R$ 8,296,474	R$ 8,687,355
2024
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt		809,098
2025
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt	1,156,718	410,840
2026
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt	168,374	10,410
2027
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt	2,001,442	2,236,582
2028 on
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt	R$ 4,969,940	R$ 5,220,425